Label	Element	Value
Class Y Prospectus | SIMT REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return, including current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of real estate companies (e.g., common stocks, rights, warrants, exchange-traded funds (ETFs), convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). Generally, the Fund will invest in real estate companies operating in the United States. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 16.93% (12/31/2023)
Worst Quarter: -22.71% (03/31/2020)
The Fund's Class Y Shares commenced operations on December 31, 2014. For the calendar year ended December 31, 2014, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class Y Prospectus | SIMT REAL ESTATE FUND | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Y Prospectus | SIMT REAL ESTATE FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
Class Y Prospectus | SIMT REAL ESTATE FUND | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
Class Y Prospectus | SIMT REAL ESTATE FUND | Real Estate Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.
Class Y Prospectus | SIMT REAL ESTATE FUND | Real Estate Investment Trusts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trusts Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.
Class Y Prospectus | SIMT REAL ESTATE FUND | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk — The risk that the securities of issuers in the real estate industry may underperform other segments of the equity markets or the equity markets as a whole.
Class Y Prospectus | SIMT REAL ESTATE FUND | Convertible and Preferred Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.
Class Y Prospectus | SIMT REAL ESTATE FUND | Exchange-Traded Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.
Class Y Prospectus | SIMT REAL ESTATE FUND | Small and Medium Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Capitalization Risk — The risk that small and medium capitalization REITs and other companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.
Class Y Prospectus | SIMT REAL ESTATE FUND | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
Class Y Prospectus | SIMT REAL ESTATE FUND | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.
Class Y Prospectus | SIMT REAL ESTATE FUND | Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.26%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.58%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.87%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2003	[1]
Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Annual Return 2014	rr_AnnualReturn2014	30.77%
Annual Return 2015	rr_AnnualReturn2015	4.08%
Annual Return 2016	rr_AnnualReturn2016	6.93%
Annual Return 2017	rr_AnnualReturn2017	5.48%
Annual Return 2018	rr_AnnualReturn2018	(5.75%)
Annual Return 2019	rr_AnnualReturn2019	25.59%
Annual Return 2020	rr_AnnualReturn2020	(3.29%)
Annual Return 2021	rr_AnnualReturn2021	44.25%
Annual Return 2022	rr_AnnualReturn2022	(25.62%)
Annual Return 2023	rr_AnnualReturn2023	16.09%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.09%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.63%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.15%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.18%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2003	[1]
Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.01%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.56%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.71%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[1],[2]
Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.13%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.77%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[1],[2]

[1]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[2]	After tax figures are based on estimated amounts for the periods ended December 31, 2023.